April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock New York Municipal Income Trust (BNY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 3.7%
Corporate — 0.6%
Black Belt Energy Gas District, RB, Series D, 5.00%, 03/01/55(a)	$825	$ 867,466
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	645	656,769
		1,524,235
Utilities(a) — 3.1%
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 01/01/56	4,375	4,481,814
Series B, 5.25%, 03/01/55	3,630	3,792,886
		8,274,700
Total Municipal Bonds in Alabama		9,798,935
California(a) — 0.9%
Corporate — 0.4%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	1,110	1,141,589
Transportation — 0.5%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	1,355	1,303,230
Total Municipal Bonds in California		2,444,819
Georgia — 0.1%
Corporate — 0.1%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	270	271,556
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	460	470,324
Kentucky — 1.7%
Corporate — 1.7%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	4,230	4,425,832
New York — 150.6%
Corporate — 4.2%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	420	419,984
New York Liberty Development Corp., RB, 5.50%, 10/01/37	655	745,541
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	2,155	2,405,986
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	575	570,977
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,040	1,031,013
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	1,670	1,730,413
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	930	942,993
AMT, 5.00%, 10/01/40	3,280	3,296,351
		11,143,258
County/City/Special District/School District — 23.7%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	525	565,362
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,015	1,086,055
Security	Par (000)	Value
County/City/Special District/School District (continued)
Battery Park City Authority, RB (continued)
Series A, Sustainability Bonds, 5.00%, 11/01/43	$1,235	$ 1,311,474
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,170	1,213,362
Series A, Sustainability Bonds, 5.00%, 11/01/53	490	503,395
City of New York, GO
Series A, 5.00%, 08/01/51	1,050	1,073,832
Series A-1, 4.00%, 09/01/46	540	491,216
Series A-1, 5.00%, 08/01/47	1,895	1,946,952
Series B, 5.25%, 10/01/39	525	567,416
Series B, 5.25%, 10/01/40	405	436,508
Series D, 5.38%, 06/01/32	25	25,032
Series E, 5.00%, 08/01/54	920	946,423
Series E-1, 5.00%, 03/01/39	1,620	1,667,313
Series F-1, 5.00%, 03/01/44	2,000	2,069,577
Series G-1, 5.25%, 02/01/50	655	690,088
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	2,170	2,001,089
Series B, (AGM), 5.00%, 07/01/49	1,430	1,456,818
County of Nassau New York, Refunding GOL, Series B, (AGM), 5.00%, 04/01/49	3,570	3,641,622
Hudson Yards Infrastructure Corp., Refunding RB, Series A, Sustainability Bonds, 4.00%, 02/15/43	2,095	1,963,362
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/35	500	327,395
(AGC), 0.00%, 03/01/39	1,000	515,368
(AGC), 0.00%, 03/01/42	3,710	1,567,037
(AGC), 0.00%, 03/01/45	2,000	687,319
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series E-1, 5.00%, 02/01/43	1,290	1,301,519
Series A-1, Subordinate, 5.00%, 08/01/41	1,000	1,053,684
Series A-1, Subordinate, 4.00%, 08/01/48	2,000	1,818,921
New York City Transitional Finance Authority, RB
Series B, 4.38%, 05/01/53	1,835	1,728,752
Series C, 5.50%, 05/01/53	4,430	4,678,440
Series H-1, 5.50%, 11/01/51	930	1,007,352
Series B, Subordinate, 5.25%, 05/01/50	915	956,399
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(c)	4,000	764,609
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	2,730	2,713,037
Class 2, 5.38%, 11/15/40(b)	680	679,974
Series 1, 3.00%, 02/15/42	1,015	795,657
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,110	2,799,748
Series A, 5.25%, 05/15/52	9,110	9,494,849
Series A, 4.25%, 05/15/58	1,315	1,204,084
Series A, 4.50%, 05/15/63	5,000	4,738,119
		62,489,159
Education — 15.1%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	595	276,080
4.00%, 07/01/51	615	285,360
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	535	536,895
5.00%, 10/01/48	410	405,097
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	345	352,211
Build NYC Resource Corp., RB(b)
5.00%, 09/01/59	1,020	891,386

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., RB(b) (continued)
Series A, 5.13%, 05/01/38	$660	$ 659,558
Series A, 5.50%, 05/01/48	270	264,823
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	525	519,102
Series A, 5.00%, 06/01/38	750	750,420
County of Cattaraugus New York, RB
5.00%, 05/01/34	170	170,149
5.00%, 05/01/39	125	125,011
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,000	1,000,600
5.00%, 07/01/44	500	500,011
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	455	462,958
4.00%, 07/01/49	3,000	2,621,612
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	1,310	1,162,602
Hempstead Town Local Development Corp., Refunding RB, 5.00%, 10/01/35	935	935,606
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	1,765	1,821,037
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	6,310	5,667,890
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	1,440	1,629,560
Sustainability Bonds, 5.00%, 07/01/50	1,050	1,065,731
Series A, Sustainability Bonds, 5.00%, 07/01/48	385	396,041
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	3,445	3,434,676
Series A, 5.00%, 07/01/46	2,100	2,100,053
Series A, 4.00%, 07/01/47	1,285	1,109,813
Series A, 4.00%, 07/01/49	285	237,333
Series A, 5.50%, 07/01/54	2,625	2,809,450
Onondaga Civic Development Corp., RB, 12/01/56(f)	900	964,184
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	1,065	1,074,520
4.00%, 12/01/47	1,000	901,132
Schenectady County Capital Resource Corp., Refunding RB
5.00%, 01/01/47	3,995	4,015,599
5.25%, 07/01/52	715	741,125
		39,887,625
Health — 9.7%
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	1,900	1,907,116
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,010	962,930
Class A, 5.50%, 07/01/47	620	573,362
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	680	682,389
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	600	533,000
Series A, 5.00%, 12/01/32	420	420,210
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/36	2,800	2,672,807
4.00%, 12/01/46	2,150	1,824,066
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	680	711,776
Series A, 4.00%, 07/01/50	710	614,119
Security	Par (000)	Value
Health (continued)
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/38	$890	$ 777,442
4.00%, 07/01/39	1,165	1,008,682
4.25%, 05/01/52	3,000	2,760,959
5.00%, 05/01/52	2,210	2,250,976
Series 1, 4.00%, 07/01/47	2,090	1,930,372
Series A, 5.00%, 05/01/43	3,430	3,430,000
Oneida County Local Development Corp., RB, Class A, (AGM), 4.00%, 12/01/46	1,100	1,013,034
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	530	530,420
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	110,010
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	410	408,317
5.00%, 07/01/56	465	436,802
		25,558,789
Housing — 12.8%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	4,115	3,991,849
Series A, Sustainability Bonds, 4.75%, 11/01/48	280	266,858
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	2,100	2,029,634
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	525	504,513
Series A-1, Sustainability Bonds, 4.75%, 11/01/54	825	806,423
Series B-1, Sustainability Bonds, 5.25%, 11/01/55	195	198,242
Series B-1, Class A, Sustainability Bonds, (HUD SECT 8), 4.65%, 11/01/49	790	757,617
Series C-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 08/01/54	895	837,330
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.35%, 11/01/44	330	309,359
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	525	489,173
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.45%, 11/01/49	920	853,999
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	660	637,887
Series E-1, Sustainability Bonds, 4.70%, 11/01/48	1,490	1,443,573
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	2,835	2,811,127
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	4,000	3,910,806
Series F-1A, Sustainability Bonds, 5.00%, 11/01/59	1,005	1,000,974
Series S, Class F-1, Sustainability Bonds, 4.30%, 11/01/37	1,000	987,318
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	4,385	4,112,272
New York State Housing Finance Agency, RB, M/F Housing
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,015	1,018,329
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	405	397,420
Series C-1, Sustainability Bonds, (SONYMA), 4.75%, 11/01/53	295	290,571
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	2,630	2,579,028
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing (continued)
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	$810	$ 804,553
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	2,945	2,756,510
		33,795,365
State — 9.5%
Empire State Development Corp., RB
Series A, 5.00%, 03/15/46	2,610	2,717,364
Series A, 4.00%, 03/15/49	2,720	2,437,623
Empire State Development Corp., Refunding RB
4.00%, 03/15/45	3,425	3,163,753
4.00%, 03/15/46	2,790	2,548,460
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	1,290	1,204,809
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/52	2,995	3,088,656
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	935	965,278
Series A, 4.00%, 03/15/47	1,170	1,072,210
Series B, 5.00%, 03/15/54	5,115	5,262,772
New York State Housing Finance Agency, RB, M/F Housing, Series A-1, Sustainability Bonds, 5.00%, 06/15/54	1,315	1,339,530
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/48	1,320	1,358,687
		25,159,142
Tobacco — 3.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	400	388,923
5.00%, 06/01/48	550	521,928
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,300	1,299,975
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	2,340	2,068,033
Series C, 4.00%, 06/01/51	2,250	1,727,008
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	630	598,795
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	910	915,055
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	890	777,579
Sub-Series C, 5.13%, 06/01/51	1,225	1,134,635
		9,431,931
Transportation — 46.7%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB
Series B-1, Sustainability Bonds, 5.25%, 11/15/57	2,625	2,646,563
Series B-2, Sustainability Bonds, 5.00%, 11/15/47	4,055	4,213,757
Series B-2, Sustainability Bonds, 5.00%, 11/15/48	1,550	1,606,392
Metropolitan Transportation Authority, RB
Series A-1, Sustainability Bonds, 4.00%, 11/15/46	2,000	1,740,946
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,255	1,087,159
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,150	1,824,330
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,000	1,011,305
Sub-Series C-1, 5.00%, 11/15/34	1,860	1,867,334
Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series A, Sustainability Bonds, 5.50%, 11/15/47	$2,630	$ 2,774,699
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,395	1,192,141
Series A-1, Sustainability Bonds, 5.25%, 11/15/57	1,000	1,002,668
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,160	4,961,891
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	785	786,753
New York State Thruway Authority, RB, Series A, Junior Lien, 5.00%, 01/01/41	1,970	1,977,233
New York State Thruway Authority, Refunding RB
Series P, 5.00%, 01/01/49	655	677,906
Series B, Subordinate, 4.00%, 01/01/50	3,720	3,284,170
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	1,300	1,351,567
AMT, 5.00%, 12/01/35	5,000	5,196,851
AMT, 5.00%, 12/01/36	1,995	2,063,907
AMT, 5.00%, 12/01/40	1,040	1,047,977
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,100	989,127
Series A, AMT, 5.00%, 07/01/41	3,310	3,278,216
Series A, AMT, 5.00%, 07/01/46	1,540	1,519,726
Series A, AMT, 5.25%, 01/01/50	8,440	8,333,378
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	2,000	1,682,857
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/42	1,660	1,742,497
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	3,740	3,710,668
AMT, Sustainability Bonds, 5.50%, 06/30/54	1,315	1,334,586
AMT, Sustainability Bonds, 6.00%, 06/30/54	3,290	3,444,268
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	2,630	2,648,910
AMT, Sustainability Bonds, 5.50%, 06/30/60	2,265	2,283,642
New York Transportation Development Corp., Refunding RB
Series B, AMT, (AGC), 5.00%, 12/31/54(g)	1,315	801,586
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	845	853,220
Port Authority of New York & New Jersey, ARB
Series 218, AMT, 5.00%, 11/01/44	1,450	1,462,046
Series 221, AMT, 4.00%, 07/15/45	1,105	953,290
Port Authority of New York & New Jersey, Refunding ARB
Series 240, 5.00%, 07/15/53	1,305	1,330,653
Series 244, 5.00%, 07/15/54	600	614,561
AMT, 5.00%, 10/15/34	1,300	1,307,753
AMT, 5.00%, 01/15/47	1,970	1,981,890
Series 177, AMT, 4.00%, 01/15/43	1,120	963,467
Series 206, AMT, 5.00%, 11/15/47	2,625	2,568,572
Series 223, AMT, 5.00%, 07/15/56	655	642,008
Series 234, AMT, 5.50%, 08/01/52	4,040	4,122,393
Port Authority of New York & New Jersey, Refunding RB
Series 242, AMT, 5.00%, 12/01/39	530	541,815
Series 242, AMT, 5.00%, 12/01/48	1,310	1,309,018
Series 242, AMT, 5.00%, 12/01/53	2,795	2,776,019
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	9,500	9,699,930
Series A, 5.25%, 12/01/54	3,270	3,405,668
Series A, 4.00%, 11/15/56	1,555	1,327,864
Series A, 5.50%, 11/15/57	525	552,820
Series A-1, 4.00%, 11/15/54	2,630	2,264,414
Sub-Series B-1, 5.00%, 11/15/48	1,175	1,216,139
Triborough Bridge & Tunnel Authority, Refunding RB
Series B, 5.00%, 11/15/37	725	743,284

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series C, 5.25%, 05/15/52	$5,000	$ 5,194,117
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	1,175	1,232,793
Series C, Sustainability Bonds, 5.25%, 11/15/42	470	509,263
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	2,335	1,760,113
		123,418,120
Utilities — 25.3%
Long Island Power Authority, RB
(AGM), 0.00%, 06/01/28(c)	3,515	3,164,186
5.00%, 09/01/39	3,500	3,610,695
(BAM-TCRS), 5.00%, 09/01/42	3,655	3,698,497
5.00%, 09/01/47	555	557,784
Series C, (AGC), 5.25%, 09/01/29	4,000	4,288,029
Series E, Sustainability Bonds, 5.00%, 09/01/48	440	451,406
Series E, Sustainability Bonds, 5.00%, 09/01/53	1,835	1,877,161
New York City Municipal Water Finance Authority, RB
Series BB, 5.25%, 06/15/55	7,410	7,872,351
Series CC-1, 4.00%, 06/15/52	5,000	4,475,160
Sub-Series BB-1, 5.25%, 06/15/54	1,000	1,050,130
Series FF-1, Subordinate, 4.00%, 06/15/49	9,535	8,637,755
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.25%, 06/15/48	4,560	4,830,374
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	4,180	4,291,741
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/55	7,610	6,742,179
Series A, Sustainability Bonds, 4.00%, 11/15/60	580	504,950
New York State Environmental Facilities Corp., RB, Series A, Sustainability Bonds, 5.00%, 09/15/54	2,630	2,737,005
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/51	2,035	2,104,946
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	730	622,325
Utility Debt Securitization Authority, Refunding RB
Series 2, Sustainability Bonds, 5.00%, 12/15/50	4,580	4,767,269
Series 2, Sustainability Bonds, 5.00%, 06/15/53	555	575,548
		66,859,491
Total Municipal Bonds in New York		397,742,880
Puerto Rico — 4.4%
State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,089	1,925,169
Series A-1, Restructured, 5.00%, 07/01/58	6,063	5,761,648
Series A-2, Restructured, 4.78%, 07/01/58	1,544	1,410,834
Series A-2, Restructured, 4.33%, 07/01/40	618	579,538
Series B-1, Restructured, 4.75%, 07/01/53	5	4,547
Series B-2, Restructured, 4.78%, 07/01/58	126	115,519
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,441	1,744,291
Total Municipal Bonds in Puerto Rico		11,541,546
Security	Par (000)	Value
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	$2,520	$ 2,673,461
Total Municipal Bonds — 162.6% (Cost: $433,998,191)		429,369,353
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
New York — 0.9%
Transportation — 0.9%
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/55	2,860	2,444,199
Total Municipal Bonds in New York		2,444,199
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 0.9% (Cost: $2,758,270)		2,444,199
Total Long-Term Investments — 163.5% (Cost: $436,756,461)		431,813,552

	Shares
Short-Term Securities
	Money Market Funds — 2.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(i)(j)	7,685,284	7,686,052
	Total Short-Term Securities — 2.9% (Cost: $7,686,052)	7,686,052
	Total Investments — 166.4% (Cost: $444,442,513)	439,499,604
	Other Assets Less Liabilities — 1.9%	5,137,808
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.5)%	(1,442,646)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (67.8)%	(179,106,436)
	Net Assets Applicable to Common Shares — 100.0%	$ 264,088,330

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock New York Municipal Income Trust (BNY)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,022,409	$ 663,643 (a)	$ —	$ —	$ —	$ 7,686,052	7,685,284	$ 113,730	$ —

(a)	Represents net amount purchased (sold).
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	96	06/18/25	$ 10,791	$ (225,793)
U.S. Long Bond	94	06/18/25	10,972	(76,539)
5-Year U.S. Treasury Note	56	06/30/25	6,123	(114,102)
				$ (416,434)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 429,369,353	$ —	$ 429,369,353
Municipal Bonds Transferred to Tender Option Bond Trusts	—	2,444,199	—	2,444,199
Short-Term Securities
Money Market Funds	7,686,052	—	—	7,686,052
	$7,686,052	$431,813,552	$—	$439,499,604

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (416,434)	$ —	$ —	$ (416,434)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(1,430,000)	$—	$(1,430,000)
VRDP Shares at Liquidation Value	—	(179,400,000)	—	(179,400,000)
	$—	$(180,830,000)	$—	$(180,830,000)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
Schedule of Investments